SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2020	1,445,345	0.51	1.3	—
Exercised	(459,168)	0.69
Forfeited	(477,311)	0.53
Outstanding, December 31, 2020	508,866	0.33	0.8	2,774
Vested and expected to vest at December 31, 2020	508,866	0.33	0.8	2,774
Exercisable as of December 31, 2020	508,866	0.33	0.8	2,774

Schedule of RSUs activity under the 2014 Plan

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2020	2,696,129	6.83	7.8
Granted	2,163,543	22.62
Vested	(433,905)	8.91
Forfeited	(333,310)	6.59
Unvested, December 31, 2020	4,092,457	14.95	8.2	141,967

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

Total share-based compensation expenses relating to share options and RSUs granted to employees recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	2,668	1,884	15,251	2,337
Sales and marketing expenses	2,139	354	38,247	5,862
General and administrative expenses	53,346	40,501	82,672	12,670
Research and development expenses	1,385	1,177	634	97
	59,538	43,916	136,804	20,966